ASSET ACQUISITIONS AND STRATEGIC TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ASSET ACQUISITIONS AND STRATEGIC TRANSACTIONS

5. ASSET ACQUISITIONS AND STRATEGIC TRANSACTIONS

Visara Series A Subscription Agreement

On September 24, 2025, the Group established Visara to facilitate the expansion into the field of ophthalmology through the development and commercialization of VIS-101, a biologic targeting VEGF-A and ANG2 for patients with Wet AMD and DME.

On October 14, 2025, the Group entered into the Series A Subscription Agreement with Visara and AffaMed, pursuant to which:

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The Group subscribed to 35,000,000 shares of Series A preferred stock of Visara for an aggregate purchase price of approximately $37.0 million, resulting in an approximately 65% ownership interest in Visara.
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AffaMed subscribed to 16,150,000 shares of Series A preferred stock of Visara for the assignment of certain rights, title, and interest related to VIS-101 in countries worldwide except for Singapore, Thailand, Malaysia, Indonesia, Vietnam, the People’s Republic of China, Taiwan, Macau, Hong Kong, Korea and India (the “ex-China Rights”) under the existing license and data agreements between AffaMed and AskGene Pharma, Inc. (“AskGene”) (the “Assignment”), resulting in an approximately 30% ownership interest in Visara.
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Visara paid $5.0 million in cash to AffaMed in connection with the Assignment.
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Visara agreed to pay $2.0 million to ABio-X Holdings, Inc. (“ABio-X”) for business development and related services provided to Visara prior to its formation.
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Visara authorized and reserved 2,700,000 shares of common stock for its employee stock ownership plan.

The transactions under the Series A Subscription Agreement (the “Series A Financing”) provided funding for the licensing of certain assets and for working capital purposes. The Series A Financing closed in October 2025.

AffaMed and ABio-X are related parties of the Group. See Note 17 – Related Party Balances and Transactions for details regarding the Group’s related party relationships and transactions. See Note 13 – Licensing and Collaboration Arrangements for Visara’s licensing transactions.

In connection with the Series A Financing, Visara acquired ex-China Rights to VIS-101 from AffaMed through the Assignment in exchange for Series A preferred stock and $5.0 million in cash consideration. The transaction was evaluated under ASC 805, Business Combinations and determined to be an asset acquisition, as substantially all of the fair value of the gross assets acquired was concentrated in a single identified IPR&D asset and the transaction did not meet the definition of a business under ASC 805. As a part of the Assignment, the Group may be required to make contingent future payments of up to $115.0 million and $360.0 million in development and sales milestones, respectively, upon the achievement of specified contingent events under the license agreements between AffaMed and AskGene Pharma. The Group will recognize the contingent consideration when it the contingent payments become probable and reasonably estimable under ASC 450, Contingencies.

The IPR&D asset was measured at its fair value on the acquisition date. The Group engaged an independent third-party valuation specialist to assist in estimating the fair value of ex-China Rights to VIS-101. As a part of the valuation process, market research was performed to assess the commercial potential of VIS-101, including interviews with key opinion leaders, ophthalmologists, and payors for each targeted indication, as well as reviews of published clinical data, market reports and industry data. The fair value was determined using an income approach-based discounted cash flow model. Significant assumptions include revenue growth rates derived from uptake curves, patient penetration, and gross-to-net trends, probability of success for each indication, estimated cost of sales, expected research and development and operating expense percentages, applicable income tax rates, and discount rate derived from a weighted average cost of capital based on a set of comparable companies. Additionally, the Group considered observable transaction pricing from NovaBridge’s cash investment in Visara, the cumulative development cost incurred in the underlying IPR&D asset prior to the transaction, together with other qualitative factors in assessing the overall reasonableness of the estimated fair value.

Because the acquired IPR&D asset has no alternative future use, the fair value of $47.1 million was expensed immediately as research and development expenses in the consolidated statement of comprehensive loss for the year ended December 31, 2025. In connection with the Visara transaction, the Group recorded $2.0 million in administrative expenses related to the payment to ABio-X.

The Group evaluated its investment in Visara under the VIE model in accordance with ASC 810, Consolidations and concluded that Visara does not meet the definition of a VIE as it has sufficient equity investment at risk to finance its current activities without requiring additional subordinated financial support. As NovaBridge holds a controlling financial interest in Visara, the Group consolidates Visara through the voting interest model. Upon the Group’s consolidation of Visara, AffaMed’s ownership interest in Visara is accounted for as a NCI in the Group’s consolidated financial statements. The NCI is classified as a mezzanine (or temporary) equity because the Series A preferred stock held by AffaMed is redeemable upon events not solely within the Group’s control. The redeemable NCI was initially recognized at fair value and adjusted at each reporting period for its share of Visara’s net loss in accordance with the contractual liquidation waterfall in the Series A Subscription Agreement using the HLBV method. The HLBV method is applied because liquidation provisions of the Series A Subscription Agreement created economic allocations that are not proportional to ownership interest. Under the HLBV method, losses are allocated based on the changes in AffaMed’s claims to Visara’s net assets under a hypothetical liquidation scenario at each reporting period. For the year ended December 31, 2025, the carrying amount of the redeemable NCI was reduced to zero through loss allocations. Losses attributable to redeemable NCI is limited to its carrying amount; accordingly, once the balance is reduced to zero, additional losses are absorbed by the Group as the parent.

The Group deemed that the redemption of the Series A preferred stock was not probable as of December 31, 2025, as such, no accretion to redemption value was recognized for redeemable NCI during the year ended December 31, 2025. If redemption becomes probable, the Group will accrete the carrying value to redemption value over the period from the date redemption becomes probable to the earliest redemption date.

Bridge Health Asset Acquisition

On October 28, 2025, the Company’s wholly-owned subsidiary, I-Mab Hong Kong, acquired 100% ownership of Bridge Health pursuant to an equity purchase agreement. The transaction was accounted for as an asset acquisition under ASC 805, Business Combinations, as substantially all of the fair value of the gross assets acquired was concentrated in a single identifiable IPR&D asset. The acquisition provided the Group with the rights worldwide, subject to a bispecific collaboration agreement with ABL Bio, to bispecific and multi-specific applications, including bispecific and multi-specific antibodies and ADCs, based on the CLDN18.2 parental antibody used in givastomig.

Under the terms of the equity purchase agreement, the Group agreed to pay Bridge Health shareholders (i) an upfront payment of $1.8 million, (ii) non-contingent quarterly payments totaling $1.2 million through 2027, and (iii) contingent future milestone payments of up to $3.875 million, subject to the achievement of certain development and regulatory milestones. The non-contingent quarterly payments were accounted for as seller financing and recognized at their present value using an imputed interest rate and included in the acquisition cost. The future milestone payments did not meet the definition of a derivative, and therefore, not required to be measured at fair value on the transaction date. The Group will recognize the contingent consideration when it becomes probable and reasonably estimable under ASC 450, Contingencies. The Group evaluated the contingent consideration arrangements and determined that the achievement of the related milestones was not considered probable and excluded the amount from the acquisition cost. The total acquisition cost of $2.9 million was allocated entirely to the IPR&D asset and expensed immediately as research and development expense in the consolidated statement of comprehensive loss on acquisition date.